Filed pursuant to Rule 497(j)

Registration Nos. 333-176976 and 811-22245

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

December 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund III
(Registration Nos. 333-176976 and 811-22245)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund III (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Municipal High Income ETF, First Trust Horizon Managed Volatility Developed International ETF, First Trust Horizon Managed Volatility Domestic ETF, First Trust California Municipal High Income ETF, First Trust Ultra Short Duration Municipal ETF, First Trust Short Duration Managed Municipal ETF, First Trust Merger Arbitrage ETF and First Trust Horizon Managed Volatility Small/Mid ETF, each a series of the Registrant. Post-Effective Amendment No. 116, which was the most recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on November 25, 2020.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren